CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 260,761	$ 151,237
Short-term bank deposits	3,014	145,292
Marketable securities	2,238
Accounts receivable:
Trade	164,498	196,232
Other	29,908	26,163
Deferred income taxes	7,862	6,580
Inventories	93,854	105,109
Total current assets	562,135	630,613
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities	12,788
Funds in respect of employee rights upon retirement	11,280	11,846
Deferred income taxes	13,634	8,999
Other long-term investments and receivables	1,880	2,426
Assets, Non-current, Total	39,582	23,271
PROPERTY, PLANT AND EQUIPMENT, net	24,715	26,664
GOODWILL	12,444	12,444
OTHER INTANGIBLE ASSETS, net	14,442	54,491
Total assets	653,318	747,483
CURRENT LIABILITIES:
Current maturities of long-term bank loan	64,000	32,000
Accounts payable and accruals:
Trade	27,587	32,357
Other	51,895	57,590
Deferred income	17,388	25,910
Total current liabilities	160,870	147,857
LONG-TERM LIABILITIES:
Long-term bank loan		64,000
Liability for employee rights upon retirement	26,221	26,797
Deferred income taxes	2,236	1,759
Other tax liabilities	16,478	16,938
Total long-term liabilities	44,935	109,494
COMMITMENTS AND CONTINGENT LIABILITIES (see note 8)
Total liabilities	205,805	257,351
EQUITY:
Ordinary shares of NIS 0.14 par value per share ("Ordinary Shares") Authorized at December 31, 2012 and 2011: 80,000,000 Ordinary Shares Issued at December 31, 2012 and 2011: 45,633,489 and 45,305,342 Ordinary Shares, respectively Outstanding at December 31, 2012 and 2011: 43,403,894 and 43,312,049 Ordinary Shares, respectively	2,102	2,092
Additional paid-in capital	274,856	270,966
Retained earnings	228,569	274,148
Accumulated other comprehensive income (loss)	628	(1,460)
Less-treasury shares, at cost (December 31, 2012-2,229,595 Ordinary Shares; December 31, 2011-1,993,293 Ordinary Shares)	(59,151)	(57,192)
Total Orbotech Ltd. shareholders' equity	447,004	488,554
Non-controlling interest	509	1,578
Total equity	447,513	490,132
Total liabilities and equity	$ 653,318	$ 747,483